Financial Instruments - Summary of Long Term Notes Payable (Parenthetical) (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Feb. 16, 2024 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Debt instrument repurchased notes notional amount	$ 1,172
Gain loss on notes repurchases	$ 104
sustainability-linked long-term notes [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 5,500
2023 CEBURES tranches one [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 2,000
2023 CEBURES tranches one [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis		0.45%
2023 CEBURES tranches two [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 3,500
2023 CEBURES tranches two [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		11.48%